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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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SEC FILE NUMBER: 0-30851
CUSIP NUMBER: [25388R109]

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One):

___Form 10-K       ___ Form 20-F       ___ Form 11-K      XX Form 10-Q       ___ Form N-SAR

For Period Ended: November 30, 2002

___      Transition Report on Form 10-K
___      Transition Report on Form 20-F
___      Transition Report on Form 11-K
___      Transition Report on Form 10-Q
___      Transition Report on Form N-SAR

For the Transition Period Ended: _________________________

Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I -- REGISTRANT INFORMATION

Jewett-Cameron Trading Company, Ltd.
_______________________________________________________________________________________________
Full Name of Registrant

_______________________________________________________________________________________________
Former Name if Applicable

32275 N.W. Hillcrest
_______________________________________________________________________________________________
Address of Principal Executive Office (Street and Number)

North Plains, Oregon 97133

_______________________________________________________________________________________________
City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)
The subject annual report, semi -annual report, transition report on Form 10-K, Form 20-F,11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period.

Financials Not Available in time.

PART IV -- OTHER INFORMATION

(1)      Name and telephone number of person to contact in regard to this notification

Al Korelin	(360)	891-7114

(Name)	(Area Code)	(Telephone Number)

(2)      Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

 X  Yes       ___ No

(3)      Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

___ Yes       X   No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Jewett-Cameron Trading Company, Ltd.
________________________________________________________________________
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 16, 2003	By:	/s/ Donald M. Boone
Donald M. Boone, President